Shareholder Report, Average Annual Return (Details)	6 Months Ended	8 Months Ended	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
DGI U.S. Government Money Market Fund | Class A Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Average Annual Return, Percent	1.58%		2.27%
DGI U.S. Government Money Market Fund | Class A Non-Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Average Annual Return, Percent	1.58%		2.28%
DGI U.S. Government Money Market Fund | Class I Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Average Annual Return, Percent	1.58%		2.28%
DGI U.S. Government Money Market Fund | Class I Non-Withholding
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DGI U.S. Government Money Market Fund
Average Annual Return, Percent	1.58%		2.28%